Restricted cash (Tables)	12 Months Ended
Dec. 31, 2011
Restricted cash [Abstract]
Restricted cash
Restricted cash includes:

(In US$ millions)	December 31, 2011	December 31, 2010

CIRR deposits (see Note below)	298	355
Margin calls related to share forward agreements	137	61
Restricted deposit related to loan facility	5	-
Tax withholding deposits	42	44
Total restricted cash	482	460
Long-term restricted cash (related to CIRR deposits and loan facility)	250	305
Short-term restricted cash	232	155